Financial instruments - Reconciliation of cash flows from financing activities to the changes in financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities from financing activities
Proceeds from issuance of loans	€ 43,961	€ 900	€ 219,923
Repayment	(49,740)	(128,849)	(112,880)
Interest paid	(5,425)	(5,920)	(12,853)
Loans
Liabilities from financing activities
Balance at the beginning of year	287,556	437,058
Proceeds from issuance of loans	43,961	900
Repayment	(49,740)	(128,849)
Interest paid	(4,093)	(5,920)
Cash flow from financing activities	(9,872)	(133,869)
Foreign currency translation and other	1,000
Divestment of affiliated companies	(6,700)
Reclassification		(21,700)
Interest expense	4,419	6,067
Balance at the end of year	276,403	287,556	437,058
Lease obligations
Liabilities from financing activities
Balance at the beginning of year	151,864	189,140
Repayment	(23,639)	(24,124)
Cash flow from financing activities	(23,639)	(24,124)
Disposal of finance lease obligation	(197)	(27,604)
Foreign currency translation and other	(12,596)	6,027
Divestment of affiliated companies		(3,543)
Interest expense	4,623	4,727
Issue of finance lease obligation	51,231	7,241
Balance at the end of year	€ 171,286	€ 151,864	€ 189,140